Borrowings and long-term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings and long-term debt
15.	Borrowings and long-term debt

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and issuances in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Borrowings:
At fixed interest rates with due dates from April 2013 to September 2013	1,435	15,696
At floating interest rates with due dates from January 2013 to September 2014	1,296,785	1,426,237
Total borrowings	1,298,220	1,441,933

Debt:
At fixed interest rates with due dates from November 2014 to April 2017	453,373	45,615
At floating interest rates with due dates in March 2015	153,947	-
Total debt	607,320	45,615

Total borrowings and long-term debt outstanding	1,905,540	1,487,548

Average outstanding balance during the year	1,893,580	1,391,440

Maximum outstanding balance at any month-end	2,152,584	1,548,404

Fixed interest rates on debt in U.S. dollars	3.75%	1.50%

Range of floating interest rates on borrowings in U.S. dollars	0.68% to 2.40%	0.62% to 2.30%

Range of fixed interest rates on borrowings in Mexican pesos	7.60% to 9.90%	7.50% to 9.90%

Range of floating interest rates on borrowings and debt in Mexican pesos	5.50% to 6.34%	5.66% to 6.30%

Fixed interest rate on debt in Peruvian nuevos soles	6.50%	6.50%

Weighted average interest rate at the end of the year	2.92%	2.16%

Weighted average interest rate during the year	2.74%	1.94%

The balances of long-term debt and borrowings by currency, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Currency
U.S. dollar	1,518,592	1,269,575
Mexican peso	338,760	172,358
Peruvian nuevo sol	48,188	45,615
Total	1,905,540	1,487,548

The Bank's funding activities include: (i) Euro Medium Term Note Program (“EMTN”), which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes “Certificados Bursatiles” Program (the “Mexico Program”) in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico (“CNBV”, for its initials in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years; (iii) a Program in Peru to issue corporate bonds under a private offer in Peruvian nuevos soles (“PEN”), offered exclusively to institutional investors domiciled in the Republic of Peru, for an maximum aggregate limit of the equivalent of $300 million, with different maturities and interest rate structures.

Some borrowing agreements include various events of default and covenants related to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2012, the Bank was in compliance with all covenants.

The future remaining maturities of long-term debt and borrowings outstanding as of December 31, 2012, are as follows:

(In thousands of US$)
Due in:	Outstanding

2013	412,151
2014	934,257
2015	153,947
2016	-
2017	405,185
1,905,540